Debt - Additional Information (Detail) - USD ($)			3 Months Ended	9 Months Ended
	Oct. 30, 2015	May. 05, 2015	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Jan. 26, 2011
Debt Instrument [Line Items]
Aggregate principal amount of senior notes			$ 400,000,000	$ 400,000,000		$ 400,000,000
Loss on early extinguishment of debt			1,840,000	1,840,000
Capitalized interest				0	$ 100,000
Inter company loan, amount			102,100,000	102,100,000
ABL Credit Facility [Member]
Debt Instrument [Line Items]
Aggregate principal amount			125,000,000	125,000,000
Availability of senior secured revolving facility			110,100,000	110,100,000
Borrowings outstanding under credit facilities			77,000,000	77,000,000
Letters of credit outstanding amount			$ 5,800,000	$ 5,800,000
Interest rate percentage			1.9436%	1.9436%
Debt instrument maturity date				Sep. 30, 2020
Coverage ratio			100.00%	100.00%
ABL Credit Facility [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Repaid borrowings	$ 12,000,000
Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes							$ 400,000,000
Interest percentage							8.625%
Senior Secured Credit Facilities [Member]
Debt Instrument [Line Items]
Aggregate principal amount							$ 375,000,000
Senior Secured Credit Facilities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Senior secured leverage ratio		75.00%
Senior Secured Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
Senior secured leverage ratio		100.00%
Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Aggregate principal amount							300,000,000
Borrowings outstanding under credit facilities			$ 45,000,000	$ 45,000,000
Debt instrument maturity date				Jul. 26, 2017
Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Aggregate principal amount							$ 75,000,000
Borrowings outstanding under credit facilities			$ 30,000,000	$ 30,000,000		20,000,000
Letters of credit outstanding amount						$ 6,500,000
Debt instrument maturity date				Jan. 26, 2016